DEFINED BENEFIT PENSION PLANS - Weighted-Average Assumptions Used to Determine Net Periodic Pension Cost (Detail)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Retirement Benefits [Abstract]
Discount rate	1.24%	1.39%
Expected long-term rate of return on plan assets	1.20%	1.37%
Rate of compensation increase	0.00%	1.77%